Long-term Debt - Additional Information (Detail) - USD ($)					1 Months Ended	12 Months Ended
	Apr. 03, 2020	Aug. 05, 2019	Mar. 28, 2019	Nov. 27, 2018	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long term debt						$ 7,130,000	$ 9,729,000
Agreement amendment condition, Amount							10,000,000
Fair value adjustment of warrant						48,440,000	6,000
Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrants exercise price		$ 11.3518		$ 11.3518
Runway Loan and Security Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 10,000,000
Long term debt			$ 10,000,000			7,000,000	10,000,000
Maturity date of loan				May 15, 2021
Debt instrument, payment terms				The loan was intended to mature on May 15, 2021, however, pursuant to the terms of the Runway Loan and Security Agreement allowing for the extension of the maturity date, as the Company received net cash proceeds exceeding $25 million from the issuance of convertible notes, the loan maturity date was extended to November 15, 2021.
Debt Instrument, Interest Rate, Basis for Effective Rate				In an event of default annual interest is increased by 5.0% above the otherwise applicable rate.
Effective interest rate				16.40%
Final payment percentage	5.00%			3.50%
Debt instrument, covenant description	the Runway Loan and Security Agreement was further amended so as to require from the Company evidence of receipt of gross cash proceeds from the equity financings and/or issuance of subordinated debt in the amount of $15 million from April 3, 2020 to April 7, 2020 and another approximately $6.4 million by July 31, 2020. Further, until the Company receives the gross cash proceeds required by the amended Runway Loan and Security Agreement, the Company is required to keep a collateral account in the amount of $4 million in favor of Runway Growth, and Runway Growth is entitled to an observer seat on the Company’s Board of Directors. In addition, the final payment was increased from 3.5% to 5.0% of the principal amount repaid upon maturity or prepayment.	the Runway Loan and Security Agreement was further amended so as to require from the Company evidence of receipt of gross cash proceeds from the equity financings and/or issuance of subordinated debt in the amount of $20 million from August 5, 2019 to September 30, 2019, which the Company did through issuance of 2019 Convertible Notes in September 2019. Furthermore, pursuant to the amendment the Company is required to provide evidence of receipt of additional $30 million in gross cash proceeds from the equity financings and/or issuance of subordinated debt by March 31, 2020. The Company satisfied this requirement through issuance of Series B redeemable convertible preferred stock.
Collateral account in the amount	$ 4,000,000
Repayment of debt					$ 3,000,000
Fair value adjustment of warrant						13,800,000	(100,000)
Runway Loan and Security Agreement [Member] | Series A Preferred Stock [Member]
Debt Instrument [Line Items]
Warrant issued		53,023			35,348
Warrant issued, description					The Company issued a warrant to purchase 35,348 shares of Series A redeemable convertible preferred stock (the "Series A Preferred Stock") of the Company (4% of original principal amount of $10.0 million, divided by the exercise price)
Warrants exercise price					$ 11.3518
Fair value of warrant					$ 100,000
Change in fair value of warrant		$ 100,000
Runway Loan and Security Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Periodic payment amount				$ 1,000,000
Runway Loan and Security Agreement [Member] | First Amendment [Member]
Debt Instrument [Line Items]
Agreement amendment condition, Amount			$ 5,000,000
Runway Loan and Security Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis				8.50%
Runway Loan and Security Agreement [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis				6.00%
Silicon Valley Bank Loan and Security Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount				$ 10,000,000
Line of credit outstanding balance						$ 0	$ 0
Silicon Valley Bank Loan and Security Agreement [Member] | Prime Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis				0.50%